ORGANIZATION AND DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2016
ORGANIZATION AND DESCRIPTION OF THE BUSINESS
ORGANIZATION AND DESCRIPTION OF THE BUSINESS

1. ORGANIZATION AND DESCRIPTION OF THE BUSINESS

Yandex N.V., together with its consolidated subsidiaries (together, the “Company”), is an internet and technology company and operates Russia’s largest internet search engine. The Company generates substantially all of its revenues from online advertising.

Yandex N.V. was incorporated under the laws of the Netherlands in June 2004 and is the holding company of Yandex LLC, incorporated in the Russian Federation in October 2000, and other subsidiaries.